Equity	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
EQUITY

Note 20: - Equity

a.	Share capital

	December 31, 2022		December 31, 2021
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	44,832,843	70,000,000	44,799,794

b.	Movement in share capital:

Issued and outstanding share capital:

Number of
shares

Balance as of January 1, 2021	44,742,963

Issue of shares	-
Exercise of options into shares	4,293
Vesting of restricted shares	52,538
Balance as of December 31, 2021	44,799,794

Issue of shares	-
Exercise of options into shares	1,421
Vesting of restricted shares	31,628

Balance as of December 31, 2022	44,832,843

c.	Rights attached to Shares

Voting rights at the shareholders general meeting, rights to dividend, rights in case of liquidation of the Company and rights to nominate directors.

d.	Share options and restricted shares share

During 2022 and 2021, 8,325 and 28,672 share options, respectively, were exercised, on a net exercise basis, into 1,408 and 4,293 ordinary shares of NIS 1 par value each and 31,608 and 58,328 restricted share were vested, respectively. The total consideration from such exercise totaled $9 and $17 thousand for 2022 and 2021, respectively.

For additional information regarding options and restricted shares granted to employees and management in 2022, refer to Note 21 below.

e.	Capital management in the Company

The Company’s goals in its capital management are to preserve capital ratios that will ensure stability and liquidity to support business activity and create maximum value for shareholders.

f.	Issuance of ordinary shares by the Company

On November 21, 2019, FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”) acquired 5,240,956 ordinary shares at a price of $6.00, representing ownership of approximately 13% of the Company’s outstanding shares. On February 10, 2020, the Company closed a private placement with FIMI Opportunity Fund 6, L.P. and FIMI Israel Opportunity Fund 6, Limited Partnership (the “FIMI Funds”). Pursuant to the private placement the Company issued 4,166,667 ordinary shares at a price of $6.00 per share, for total gross proceeds of $25,000 thousands. Upon closing of the private placement, the FIMI Funds aggregate ownership represented approximately 21% of the Company’s outstanding shares. Concurrently, the Company entered into a registration rights agreement with the FIMI Funds, pursuant to which the FIMI Funds are entitled to customary demand registration rights (effective six months following the closing of the transaction) and piggyback registration rights with respect to all shares held by FIMI Funds. Mr. Ishay Davidi, Ms. Lilach Asher Topilsky and Mr. Uri Botzer, members of our board of directors, are executives of the FIMI Funds.